Investment Strategy	Mar. 31, 2025
Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund that seeks to achieve on a daily basis, before fees and expenses, 200% performance of the ARK Innovation ETF for a single trading day, not for any other period, by entering into one or more swaps on the ARK Innovation ETF. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to 200% of the ARK Innovation ETF, and expects to rebalance the Fund’s holdings daily to maintain such exposure.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The ARK Innovation ETF is an actively managed exchange traded fund that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the ARK Innovation ETF’s investment theme of disruptive innovation. ARK defines “disruptive innovation” as the introduction of a technologically enabled new product or service that potentially changes the way the world works. ARK Innovation ETF is typically comprised of 35-55 companies.

This document relates only to the securities offered hereby and does not relate to the underlying stock or other securities of the ARK Innovation ETF. The Fund has derived all disclosures contained in this document regarding the ARK Innovation ETF from the publicly available documents. In connection with the offering of the securities, none of the Fund, the Trust, the Advisor or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the ARK Innovation ETF. None of the Fund, the Trust, the Advisor or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the ARK Innovation ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the ARK Innovation ETF (and therefore the price of the ARK Innovation ETF at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the ARK Innovation ETF could affect the value received with respect to the securities and therefore the value of the securities.

None of the Trust, the Fund, the Advisor or any of their respective affiliates makes any representation to you as to the performance of the ARK Innovation ETF.

THE FUND, THE TRUST, AND THE ADVISOR ARE NOT AFFILIATED WITH THE ARK ETF TRUST, THE ARK INNOVATION ETF, OR ARK INVESTMENT MANAGEMENT LLC.

Strategy Portfolio Concentration [Text]	under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the ARK Innovation ETF’s investment theme of disruptive innovation.
Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to two times the daily performance of TSLA. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a daily basis, before fees and expenses, -200% performance of TSLA for a single trading day, not for any other period, by entering into one or more swaps on TSLA. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on TSLA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing TSLA. The Advisor, expects to rebalance the Fund’s holdings daily in an attempt to maintain short exposure for the Fund equal to -200% of TSLA. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -200% of the return of TSLA over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to TSLA (i.e., hold 25% or more of its total assets in investments that provide inverse exposure to the industry assigned to TSLA). As of the date of this prospectus, TSLA is assigned to the Auto Manufacturing industry.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

TSLA designs, manufactures and sells electric vehicles and electric vehicle powertrain components. TSLA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by TSLA pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 (CIK number 1318605) through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding TSLA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Shares of TSLA are listed on the Nasdaq Global Select Market exchange.

The Fund has derived all disclosures contained in this document regarding TSLA from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of TSLA. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding TSLA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of TSLA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning TSLA could affect the value of the Fund’s investments with respect to TSLA and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of TSLA.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide inverse exposure to two times the daily performance of TSLA.
Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a half times inverse leveraged exposure to the daily performance of NVDA. The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve on a daily basis, before fees and expenses, -150% performance of NVDA for a single trading day, not for any other period, by entering into one or more swaps on NVDA. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on NVDA. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing NVDA. The Advisor attempts to consistently apply leverage to increase the Fund’s exposure to -150% of NVDA, and expects to rebalance the Fund’s holdings daily to maintain such exposure. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -150% of the return of NVDA over the same period. As a result of its investment strategies, the Fund will be concentrated in the industry assigned to NVDA (i.e., hold 25% or more of its total assets in investments that provide inverse leveraged exposure to the industry assigned to NVDA). As of the date of this prospectus, NVDA is assigned to the semiconductor industry.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

NVDA pioneers accelerated computing to help solve the most challenging computational problems. NVDA expanded its focus from personal computer graphics to include several other large and important computationally intensive field, such as artificial intelligence, data science, autonomous vehicles, robotics and augmented and virtual reality. NVDA is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by NVDA pursuant to the Exchange Act, including reports, proxy and information statements, and other information, can be located by reference to the Securities and Exchange Commission file number 0-23985 (CIK number 1045810) through the SEC’s website at www.sec.gov. In addition, information regarding NVDA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Shares of NVDA are listed on the Nasdaq Global Select Market exchange.

The Fund has derived all disclosures contained in this document regarding NVDA from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of NVDA. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding NVDA is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of NVDA have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning NVDA could affect the value of the Fund’s investments with respect to NVDA and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of NVDA.

Strategy Portfolio Concentration [Text]	Under normal market circumstances, the Fund will maintain at least 80% exposure to financial instruments that provide one and a half times inverse leveraged exposure to the daily performance of NVDA.
Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that attempts to achieve the inverse (-100%) of the return of the ARK Innovation ETF for a single trading day (and not for any other period) by entering into one or more swaps on the ARK Innovation ETF. A “single trading day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation.

The Fund will enter into one or more swaps with major global financial institutions for a specified period ranging from a day to more than one year whereby the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the ARK Innovation ETF. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount representing the ARK Innovation ETF. The ARK Innovation ETF is an actively managed ETF that seeks long-term growth of capital by investing under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation. It is typically comprised of 35-55 companies.

Additionally, the Fund may invest between 40-80% of the Fund’s portfolio depending on the amount of collateral required by the Fund’s counterparties in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short-term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality (“Collateral Investments”).

The Advisor expects to rebalance the Fund’s holding daily in an attempt to maintain short exposure for the Fund equal to -100% of ARK Innovation ETF. Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from -100% of the return of the ARK Innovation ETF over the same period. The Fund will lose money if the ARK Innovation ETF’s performance is flat over time, and as a result of daily rebalancing, the ARK Innovation ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the ARK Innovation ETF’s performance decreases over a period longer than a single day.

The Fund has derived all disclosures contained in this document regarding ARK Innovation ETF from the publicly available documents described above. In connection with the offering of the Fund’s securities, none of the Fund, the Trust, the Advisor, or any of their respective affiliates has participated in the preparation of such documents. The Advisor has not made any due diligence inquiry with respect to the data or information underlying the publicly available information of the ARK Innovation ETF. None of the Fund, the Trust, the Advisor, or any of their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding the ARK Innovation ETF is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of the ARK Innovation ETF have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning the ARK Innovation ETF could affect the value of the Fund’s investments with respect to the ARK Innovation ETF and therefore the value of the Fund.

None of the Trust, the Fund, the Advisor, or any of their respective affiliates makes any representation to you as to the performance of the ARK Innovation ETF.

Strategy Portfolio Concentration [Text]	under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of disruptive innovation.